Income taxes	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income taxes

Note  30.   Income taxes

SEALSQ Corp is incorporated in the British Virgin Islands but is a Swiss tax resident, filing taxes in the canton of Geneva.

The components of income before income taxes are as follows:

Income / (Loss)	12 months ended December 31,
USD'000	2023	2022	2021
Switzerland	(6,525)	—	—
Foreign	3,481	2,525	(4,821)
Income / (loss) before income tax	(3,043)	2,525	(4,821)

The components of income taxes relating to the Group are as follows:

Income taxes	12 months ended December 31,
USD'000	2023	2022	2021
Switzerland	—	—	—
Foreign	225	(3,245)	6
Income tax expense / (income)	225	(3,245)	6

The difference between the income tax recovery / (expense) at the local statutory rate compared to the Group’s income tax recovery / (expense) as reported is reconciled below:

	12 months ended December 31,
USD'000	2023	2022	2021
Net income / (loss) before income tax	(3,043)	2,525	(4,821)
Statutory tax rate	14%	25%	26.5%
Expected income tax (expense)/recovery	426	(631)	1,278
Change in tax loss carryforwards	869	(41)	(382)
Change in loss carryforwards in relation to the debt remission	(514)	1,342	—
Change in valuation allowance	(600)	2,185	660
Foreign tax effects	(75)	(95)	(110)
Nontaxable or nondeductible items	(22)	157	(1,709)
Other	(309)	328	257
Income tax (expense) / recovery	(225)	3,245	(6)

The Group assesses the recoverability of its deferred tax assets and, to the extent recoverability does not satisfy the “more likely than not” recognition criterion under ASC 740, records a valuation allowance against its deferred tax assets. The Group considered its recent operating results and anticipated future taxable income in assessing the need for its valuation allowance.

In the years up until and including 2021, the Group recorded a valuation allowance for the full amount of its deferred tax assets. However, in view of the Group’s income before income tax in the year ended December 31, 2022, and of the anticipated future taxable income per management’s forecast, the Group assessed that the recoverability of its deferred tax assets partially satisfied the “more likely than not” recognition criterion under ASC 740 as at December 31, 2022 and, therefore, partially reversed the valuation allowance previously recorded.

As at December 31, 2023, the Group assessed that the recoverability of its deferred tax assets still partially satisfied the “more likely than not” recognition criteria under ASC 740, which is reflected in the tables below.

The Group’s deferred tax assets and liabilities consist of the following:

Deferred income tax assets/(liabilities)	As at December 31,	As at December 31,
USD'000	2023	2022
Switzerland	—	—
Foreign	3,077	3,296
Deferred income tax assets / (liabilities)	3,077	3,296

Deferred tax assets and liabilities	As at December 31,	As at December 31,
USD'000	2023	2022
Defined benefit accrual	(3)	(29)
Tax loss carryforwards	4,468	3,599
Add back loss carryforwards used for the debt remission	828	1,342
Valuation allowance	(2,216)	(1,616)
Deferred tax assets / (liabilities)	3,077	3,296

As of December 31, 2023, the Group’s operating cumulated loss carry-forwards of all jurisdictions are as follows:

Operating loss-carryforward as of December 31, 2023
Total operating loss carry-forwards / Year of expiration if applicable to jurisdiction
USD'000	Switzerland	France	Total
2024	—	—	—
2025	—	—	—
2026	—	—	—
2027	—	—	—
2028	—	—	—
2029	188	—	188
2030	7,189	—	7,189
No expiration	—	13,827	13,827
Totals	7,377	13,827	21,204

In France, operating losses may be carried forward indefinitely, but may be offset against the taxable profits of a given fiscal year only up to an amount of €1 million, plus 50% of the taxable result in excess of that threshold.

The following tax years remain subject to examination:

Significant jurisdictions	Open years
Switzerland	2023
France	2021 - 2023
Japan	2023
Taiwan	2023

As at December 31, 2020, the Group had a tax provision of USD 118,294, initially recorded in 2019 following a tax audit started in 2018 in relation to prior years, which was neither utilized nor released. There was no additional accrual in the year 2020. In 2021, the Group had decreased its tax provision to USD 47,368.

As at December 31, 2022, the Group had decrease its tax provision to USD 39,901. Although the final conclusions have not yet been communicated formally, management believes that it is more probable than not that the entity will have to pay additional taxes and has calculated the provision based on preliminary discussions with the tax authorities.

As at December 31, 2023 the group has fully reversed the tax provision outstanding as at December 31, 2022 and has not recorded any new tax provision.

The Group has no unrecognized tax benefits.